Note 9 - Other Disclosures - Share-based Employee Participation Program (Details)	Dec. 31, 2021	Dec. 31, 2020
Cash-settled program [member]
Statement Line Items [Line Items]
Number of employees	1
Cash-settled program [member] | Staff members [member]
Statement Line Items [Line Items]
Number of employees	1
Cash-settled program [member] | Managers [member]
Statement Line Items [Line Items]
Number of employees	0
Equity-settled program [member]
Statement Line Items [Line Items]
Number of employees	88	88
Equity-settled program [member] | Staff members [member]
Statement Line Items [Line Items]
Number of employees	85
Equity-settled program [member] | Managers [member]
Statement Line Items [Line Items]
Number of employees	3